Other Non-current Assets - ZIM (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Other Non-current Assets
Impairment loss at reporting date			$ 444,502	$ 41,080
Current portion of unearned revenue		$ 22,853	27,724
Non-current portion of unearned revenue		56,159	70,589
ZIM
Other Non-current Assets
Deferred revenue recorded	$ 39,100
Number of vessels of which the charter rates payable was reduced | item	6
Current portion of unearned revenue		6,000	6,000
Non-current portion of unearned revenue		12,500	18,400
Notes | ZIM
Other Non-current Assets
Impairment loss at reporting date			700
Redemption amount			300
Series 1 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received	$ 8,800
Series 2 Notes | ZIM
Other Non-current Assets
Principal amount of unsecured notes received	$ 41,100
Operating revenues | ZIM
Other Non-current Assets
Recognized unearned revenue		6,000	6,000	6,000
Interest income | Notes | ZIM
Other Non-current Assets
Interest income from fair value unwinding		1,300	1,300	1,100
Noncash interest income		$ 900	900	$ 800
Equity participation | ZIM
Other Non-current Assets
Impairment loss at reporting date			28,700
Equity participation ZIM			$ 0